Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Financial Instruments Outstanding
At December 31, 2018 and 2017, respectively, the Company had the following financial instruments outstanding and related reserves, whose contract amounts represent credit risk:

(Dollars in thousands)	December 31, 2018	December 31, 2017
Commitments to extend credit	$642,162	$342,305
Unfunded commitments under lines of credit	6,883,963	6,060,034
Commercial and standby letters of credit	240,436	210,002
Reserve for unfunded lending commitments	14,830	13,208